Share Capital (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2022	Sep. 30, 2021
Share Capital [Abstract]
Schedule of common stock issuable upon exercise of options outstanding
	Options Outstanding			Options Exercisable
Range of Exercise Price	Number Outstanding at March 31, 2022	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number Exercisable at March 31, 2022	Weighted Average Exercise Price
$0.09 – 1.00	4,850,000	3.52	$0.29	50,000	$0.40
2.50	1,000,000	4.47	2.50	—	—
$0.09 – 2.50	5,850,000	3.68	$0.67	50,000	$0.40

Options Outstanding			Options Exercisable
Exercise Price	Number Outstanding at September 30, 2021	Remaining Contractual Life (Years)	Number Exercisable at September 30, 2021	Exercise Price
$2.50	1,000,000	4.97	—	$—

Schedule of stock option activities
	Number of Options	Weighted Average Exercise Price
Outstanding at October 1, 2021	1,000,000	$2.50
Granted	4,850,000	0.29
Terminated/Exercised/Expired	—	—
Outstanding at March 31, 2022	5,850,000	$0.67
Options exercisable at March 31, 2022	50,000	$0.40
Options expected to vest	5,800,000	$0.67

	Number of Options	Exercise Price
Outstanding at October 1, 2020	—	$—
Granted	1,000,000	2.50
Terminated/Exercised/Expired	—	—
Outstanding at September 30, 2021	1,000,000	$2.50
Options exercisable at September 30, 2021	—	$—
Options expected to vest	1,000,000	$2.50

Schedule of nonvested stock options granted
	Number of Options	Weighted Average Exercise Price
Nonvested at October 1, 2021	1,000,000	$2.50
Granted	4,850,000	0.29
Vested	(50,000)	(0.40)
Nonvested at March 31, 2022	5,800,000	$0.67

	Number of Options	Exercise Price
Nonvested at October 1, 2020	—	$—
Granted	1,000,000	2.50
Vested	—	—
Nonvested at September 30, 2021	1,000,000	$2.50